UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; February 14,2003
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      148

Form 13F Information Table Value Total: 93642

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
(x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY

3M Co
Common
88579Y101
641
5200
SOLE

Abbott Labs
Common
002824100
940
23500
SOLE

Aflac Inc
Common
001055102
256
8500
SOLE

Alcoa Inc
Common
013817101
321
14100
SOLE

Allstate Corp
Common
020002101
314
8500
SOLE

Alltel Corp
Common
020039103
331
6500
SOLE

Amer Intl Group
Common
026874107
2248
38862
SOLE

American Electri
Common
025537101
224
8200
SOLE

American Express
Common
025816109
699
19800
SOLE

Amgen Inc
Common
031162100
778
16100
SOLE

Anadarko Petrole
Common
032511107
220
4600
SOLE

Anheuser Busch
Common
035229103
575
11900
SOLE

Aol Time Warner
Common
00184A105
736
56250
SOLE

Applied Material
Common
038222105
386
29700
SOLE

Archer-Daniels
Common
039483102
137
11110
SOLE

At&T Corp
Common
001957109
259
9920
SOLE

At&T Wireless Se
Common
00209A106
189
33623
SOLE

Automatic Data
Common
053015103
486
12400
SOLE

Bank New York
Common
064057102
282
11800
SOLE

Bank Of America
Common
060505104
1433
20600
SOLE

Bank One Corp
Common
06423A103
592
16200
SOLE

Baxter Intl Inc
Common
071813109
291
10400
SOLE

Bb&T Corporation
Common
054937107
225
6100
SOLE

Bellsouth Corp
Common
079860102
716
27700
SOLE

Boeing Co
Common
097023105
504
15300
SOLE

Boston Scientifc
Common
101137107
255
6000
SOLE

Bristol-Myer Sqb
Common
110122108
631
27300
SOLE

Burlington/Santa
Common
12189T104
244
9400
SOLE

Cardinal Health
Common
14149Y108
559
9450
SOLE

Carnival Corp
Common
143658102
251
10100
SOLE

Caterpillar Inc
Common
149123101
246
5400
SOLE

Cendant Corp
Common
151313103
137
13100
SOLE

Chevrontexaco
Common
166764100
1061
15967
SOLE

Cisco Systems
Common
17275R102
1354
103400
SOLE

Citigroup Inc
Common
172967101
2593
73700
SOLE

Clear Channel
Common
184502102
372
10000
SOLE

Coca-Cola Co
Common
191216100
1616
36900
SOLE

Colgate-Palmoliv
Common
194162103
508
9700
SOLE

Comcast Corp-Spl
Common
200300200
262
11600
SOLE

Computer Assoc
Common
204912109
140
10400
SOLE

Conocophillips
Common
20825C104
673
13915
SOLE

Corning Inc
Common
219350105
34
10500
SOLE

Costco Wholesale
Common
22160K105
241
8600
SOLE

Dell Computer
Common
247025109
954
35700
SOLE

Disney (Walt) Co
Common
254687106
495
30400
SOLE

Dominion Res/Va
Common
25746U109
389
7100
SOLE

Dow Chemical
Common
260543103
374
12600
SOLE

Du Pont (Ei)
Common
263534109
648
15300
SOLE

Duke Energy Corp
Common
264399106
287
14700
SOLE

Electronic Data
Common
285661104
230
12500
SOLE

Eli Lilly & Co
Common
532457108
1009
15900
SOLE

Emc Corp/Mass
Common
268648102
135
22000
SOLE

Emerson Elec Co
Common
291011104
406
8000
SOLE

Exelon Corp
Common
30161N101
211
4000
SOLE

Exxon Mobil Corp
Common
30231G102
3294
94300
SOLE

Fannie Mae
Common
313586109
862
13400
SOLE

Fedex Corp
Common
31428X106
243
4500
SOLE

Fifth Third Banc
Common
316773100
532
9100
SOLE

First Data Corp
Common
319963104
354
10000
SOLE

Firstenergy Corp
Common
337932107
247
7500
SOLE

Fleetboston Fin
Common
339030108
400
16500
SOLE

Ford Motor Co
Common
345370860
255
27500
SOLE

Freddie Mac
Common
313400301
673
11400
SOLE

Gabelli Glbl Mul
Common
36239Q109
241
37700
SOLE

Gannett Co
Common
364730101
394
5500
SOLE

Gap Inc/The
Common
364760108
187
12100
SOLE

Gen Dynamics
Common
369550108
246
3100
SOLE

Gen Electric
Common
369604103
3328
136700
SOLE

Gen Mills Inc
Common
370334104
234
5000
SOLE

Gen Motors Corp
Common
370442105
350
9500
SOLE

Genzyme-Genl Div
Common
372917104
221
7500
SOLE

Gillette Co
Common
375766102
467
15400
SOLE

Goldman Sachs Gp
Common
38141G104
306
4500
SOLE

Harley-Davidson
Common
412822108
341
7400
SOLE

Hartford Finl Sv
Common
416515104
367
8100
SOLE

Hca Inc
Common
404119109
253
6100
SOLE

Hewlett-Packard
Common
428236103
594
34242
SOLE

Home Depot Inc
Common
437076102
776
32400
SOLE

Honeywell Intl
Common
438516106
448
18700
SOLE

Household Intl
Common
441815107
250
9000
SOLE

Ibm
Common
459200101
2332
30100
SOLE

Illinois Tool Wo
Common
452308109
317
4900
SOLE

Intel Corp
Common
458140100
1496
96100
SOLE

Intl Paper Co
Common
460146103
325
9300
SOLE

John Han Bk & Th
Common
409735107
1416
187800
SOLE

Johnson&Johnson
Common
478160104
2137
39800
SOLE

Jp Morgan Chase
Common
46625H100
645
26900
SOLE

Kimberly-Clark
Common
494368103
446
9400
SOLE

Kohls Corp
Common
500255104
251
4500
SOLE

Kroger Co
Common
501044101
176
11400
SOLE

Lockheed Martin
Common
539830109
519
9000
SOLE

Lowe'S Cos Inc
Common
548661107
420
11200
SOLE

Lucent Tech Inc
Common
549463107
36
29300
SOLE

Marsh & Mclennan
Common
571748102
517
11200
SOLE

Mbna Corp
Common
55262L100
316
16650
SOLE

Mcdonalds Corp
Common
580135101
308
19200
SOLE

Medtronic Inc
Common
585055106
839
18400
SOLE

Mellon Financial
Common
58551A108
237
9100
SOLE

Merck & Co
Common
589331107
2168
38300
SOLE

Merrill Lynch
Common
590188108
504
13300
SOLE

Metlife Inc
Common
59156R108
329
12200
SOLE

Micron Tech
Common
595112103
103
10600
SOLE

Microsoft Corp
Common
594918104
4151
80300
SOLE

Morgan Stanley
Common
617446448
634
15900
SOLE

Motorola Inc
Common
620076109
257
29800
SOLE

Natl City Corp
Common
635405103
204
7500
SOLE

Occidental Pete
Common
674599105
213
7500
SOLE

Omnicom Group
Common
681919106
264
4100
SOLE

Oracle Corp
Common
68389X105
725
67200
SOLE

Paychex Inc
Common
704326107
256
9200
SOLE

Pepsico Inc
Common
713448108
983
23300
SOLE

Pfizer Inc
Common
717081103
2442
79900
SOLE

Pharmacia Corp
Common
71713U102
744
17800
SOLE

Philip Morris Co
Common
718154107
1378
34000
SOLE

Praxair Inc
Common
74005P104
288
5000
SOLE

Procter & Gamble
Common
742718109
1529
17800
SOLE

Prudentl Finl
Common
744320102
238
7500
SOLE

Qualcomm Inc
Common
747525103
269
7400
SOLE

Sara Lee Corp
Common
803111103
234
10400
SOLE

Sbc Communicatio
Common
78387G103
1472
54300
SOLE

Schering-Plough
Common
806605101
457
20600
SOLE

Schlumberger Ltd
Common
806857108
408
9700
SOLE

Schwab (Charles)
Common
808513105
208
19200
SOLE

Solectron Corp
Common
834182107
44
12400
SOLE

Southern Co
Common
842587107
281
9900
SOLE

Southwest Air
Common
844741108
174
12550
SOLE

Sprint Corp-Fon
Common
852061100
204
14100
SOLE

Sun Microsystems
Common
866810104
138
44600
SOLE

Target Corp
Common
87612E106
432
14400
SOLE

Texas Instrument
Common
882508104
357
23800
SOLE

Tyco Intl Ltd
Common
902124106
623
36497
SOLE

United Parcel-B
Common
911312106
1009
16000
SOLE

United Tech Corp
Common
913017109
551
8900
SOLE

Unitedhealth Grp
Common
91324P102
417
5000
SOLE

Us Bancorp
Common
902973304
606
28601
SOLE

Verizon Communic
Common
92343V104
1666
43000
SOLE

Viacom Inc-B
Common
925524308
1035
25400
SOLE

Wachovia Corp
Common
929903102
553
15200
SOLE

Walgreen Co
Common
931422109
464
15900
SOLE

Wal-Mart Stores
Common
931142103
3192
63200
SOLE

Wash Mutual Inc
Common
939322103
455
13200
SOLE

Waste Management
Common
94106L109
286
12500
SOLE

Wells Fargo & Co
Common
949746101
1204
25700
SOLE

Wyeth
Common
983024100
729
19500
SOLE